Label	Element	Value
ARK Next Generation Internet ETF (ARKW)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated January 11, 2024 to the Prospectus, Summary Prospectus and Statement of Additional Information for the ARK ETF Trust dated November 30, 2023, as supplemented.

This Supplement updates certain information contained in the Prospectus, Summary Prospectus and Statement of Additional Information with respect to the following series of the ARK ETF Trust: ARK Next Generation Internet ETF (the “Fund”). Copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information may be obtained without charge at http://ark-funds.com/investor-resources, by writing to the Trust or the Trust’s distributor, Foreside Fund Services, LLC (the “Distributor”), or by calling 855-406-1506.

Effective immediately, the Prospectus, Summary Prospectus and Statement of Additional Information are revised as follows:

●	The Annual Fund Operating Expenses table in the “Fund Fees and Expenses” Section of the Summary Prospectus and the “Summary Information – ARK Next Generation Internet ETF – Fund Fees and Expenses” section of the Prospectus is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(a)	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Acquired Fund Fees and Expenses(c)	0.12%
Total Annual Fund Operating Expenses(c)	0.87%

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(a)	“Management Fee” includes the advisory fee of a wholly-owned subsidiary of the Fund organized as an exempted company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser,” ARK Investment Management LLC (the “Adviser”), has agreed to waive or credit a portion of the advisory fee in an amount equal to any net fees received by the Adviser with respect to other investments in which the Subsidiary invests.
(b)	Pursuant to a Supervision Agreement, the Adviser pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

(c)	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

●	The following is added after the third paragraph of the “Principal Investment Strategies” Section of the Summary Prospectus and the “Summary Information – ARK Next Generation Internet ETF – Principal Investment Strategies” section of the Prospectus:

The Fund gains exposure to cryptocurrency through investments in the ARK Next Generation Internet (Cayman) Fund, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by the Adviser, and has the same investment objective as the Fund. The Subsidiary may invest in pooled investment vehicles and exchange-traded products that invest in cryptocurrencies. Investments in the Subsidiary are intended to provide the Fund with exposure to cryptocurrency while meeting the federal tax requirements that apply to regulated investment companies, like the Fund.

●	The following is added to the “Principal Risks” section of the Summary Prospectus and the “Summary Information – ARK Next Generation Internet ETF – Principal Risks” section of the Prospectus:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Tax Risk. The Fund may seek to gain exposure to cryptocurrency through investments in the Subsidiary. Treasury regulations generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The Fund intends to treat its income from the Subsidiary as qualifying income. No assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from the Fund’s investments in the Subsidiary was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Please see the section entitled “Federal Income Tax Treatment of Investments in the Subsidiary” below and the section entitled “Taxes” in the Statement of Additional Information for more information.

●	The following is added to the “Principal Risks” section of the Prospectus:

Subsidiary Risk (ARKW). By investing in the Subsidiary, the ARKW is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by the Subsidiary are generally similar to those that are permitted to be held by ARKW and are subject to the same risks that apply to similar investments if held directly by ARKW. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of ARKW or the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of ARKW and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect ARKW. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of ARKW and/or the Subsidiary.

Tax Risk (ARKW). ARKW may seek to gain exposure to cryptocurrency through investments in the Subsidiary. Treasury regulations generally treat ARKW’s income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to ARKW’s business of investing in stock, securities, or currencies. The tax treatment of ARKW’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of ARKW’s taxable income or any gains and distributions made by ARKW. No assurances can be provided that the IRS would not be able to successfully assert that ARKW’s income from investments in the Subsidiary was not “qualifying income,” in which case ARKW would fail to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code if over 10% of its gross income was derived from these investments. If ARKW failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Please see the section entitled “Federal Income Tax Treatment of Investments in the Subsidiary” and the section entitled “Taxes” in the Statement of Additional Information for more information.

●	The following is added to the end of the “Management of the Funds – Investment Adviser” section of the Prospectus:

For purposes of calculating the fees for ARKW, the net assets of ARKW include the value of ARKW’s interest in the Subsidiary. Pursuant to an advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Investment Advisory Agreement”), the Adviser will not receive any fees for managing the Subsidiary’s assets.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Advisory Agreement. Under the Subsidiary Investment Advisory Agreement, the Adviser provides the Subsidiary with the same type of investment advisory services as are provided to ARKW. Pursuant to an agreement by and between the Adviser and 21Shares US LLC on behalf of the ARK 21Shares Bitcoin ETF (“ARKB”), the Adviser will receive a fee for its services as sub-adviser of ARKB and for providing assistance in the marketing of ARKB’s shares.

The Trust and the Subsidiary have entered into contracts for the provision of custody and audit services with service providers.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Company. As a result, the Adviser, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of ARKW (although the Subsidiary may invest without limitation in commodity-related instruments) and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. Certain of these policies and restrictions are described in detail in the SAI.

●	The following is added as the last paragraph of the “Investment Policies and Risks” section of the Statement of Additional Information:

Investments in the Wholly-Owned Subsidiary (ARKW)

Investments in the ARK Next Generation Internet (Cayman) Fund, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) are expected to provide ARKW with exposure to cryptocurrency markets within the limitations of Subchapter M of the Internal Revenue Code and IRS revenue rulings, as discussed below under “Federal Income Tax Treatment of Investments in the Subsidiary” and “Taxes.” The Subsidiary is an exempted company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The ARK Next Generation Internet ETF is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

The Subsidiary may invest in pooled investment vehicles and exchange-traded products that invest in cryptocurrencies. To the extent that ARKW invests in the Subsidiary, the Fund may be subject to the risks associated with those cryptocurrency related investments and other securities, which are discussed elsewhere in the applicable Prospectus and this Statement of Additional Information.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the applicable Prospectus and this Statement of Additional Information, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of ARKW and/or the Subsidiary to operate as described in the applicable Prospectus and this Statement of Additional Information and could negatively affect the Fund and its shareholders.

The Fund’s investment in the Subsidiary will generally not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Exceeding this amount may have tax consequences, as discussed below under “Federal Income Tax Treatment of Investments in the Subsidiary” and “Taxes.”

Changes in the laws of the United States (where the Fund is organized) and/or the Cayman Islands (where the Subsidiary is incorporated) could prevent the Fund and/or the Subsidiary from operating as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Federal Income Tax Treatment of Investments in the Subsidiary (ARKW)

The Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code. The Fund’s use of cryptocurrency can be limited by the Fund’s intention to qualify as a RIC and can bear on the Fund’s ability to so qualify. Income and gains from cryptocurrency and cryptocurrency-linked derivatives may not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. It is possible that cryptocurrency is treated as a “commodity” for U.S. federal income tax purposes. The Internal Revenue Service (“IRS”) issued a revenue ruling in December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Internal Revenue Code. As a result, the Fund’s ability to invest directly in commodity-linked futures contracts or swaps or in certain exchange traded trusts that hold commodities as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments. In the past, the IRS issued private letter rulings to other taxpayers in which the IRS specifically concluded that that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked futures contracts or swaps. A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Fund has not obtained a ruling from the IRS with respect to its investments in the Subsidiary or the Subsidiary’s structure. The IRS is no longer issuing private letter rulings relating to the tax treatment of income generated by investments in a subsidiary. The IRS has issued regulations that generally treat a fund’s income inclusion with respect to an investment in a non-U.S. company generating investment income as qualifying income if there is a current-year distribution out of the earnings and profits of the non-U.S. company that are attributable to such income inclusion or if the income inclusion is derived with respect to the fund’s business of investing in stocks and securities. The Fund intends to treat its income from the Subsidiary as qualifying income without any such private letter ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so that a court would not sustain the IRS’s position. Furthermore, the tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, future IRS guidance or Treasury regulations. If the IRS were to change its position or otherwise determine that income derived from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation, court decisions, future IRS guidance or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a RIC and would be required to reduce its exposure to such investments which could result in difficulty in implementing its investment strategy. If the Fund did not qualify as a RIC for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Risks Associated with the Tax Treatment of Cryptocurrency (ARKW)

Under current IRS guidance, cryptocurrency is treated as property, not as currency, for U.S. federal income tax purposes and transactions involving payment in cryptocurrency in return for goods and services are treated as barter exchanges. Such exchanges result in capital gain or loss measured by the difference between the price at which cryptocurrency is exchanged and the taxpayer’s basis in the cryptocurrency. Additionally, the IRS has taken the position that mining rewards are taxable generally upon receipt. However, because cryptocurrency is a new technological innovation, because IRS guidance has taken the form of administrative pronouncements that may be modified without prior notice and comment, and because there is as yet little case law on the subject, the U.S. federal income tax treatment of an investment in cryptocurrency or in transactions relating to investments in cryptocurrency may change from that described in this prospectus, possibly with retroactive effect. Any such change in the U.S. federal income tax treatment of cryptocurrency may have a negative effect on prices of cryptocurrency and may adversely affect the value of the Shares. In this regard, the IRS has indicated that it has made it a priority to issue additional guidance related to the taxation of virtual currency transactions, such as transactions involving bitcoin. While it has started to issue such additional guidance, whether any future guidance will adversely affect the U.S. federal income tax treatment of an investment in cryptocurrency or in transactions relating to investments in cryptocurrency is unknown. Moreover, future developments that may arise with respect to digital assets may increase the uncertainty with respect to the treatment of digital assets for U.S. federal income tax purposes. Recent tax legislation amends U.S. federal reporting requirements with respect to digital assets.

Because cryptocurrency is a new technological innovation, the tax treatment of cryptocurrency for state and local tax purposes, including without limitation state and local income and sales and use taxes, is not settled. It is uncertain what guidance, if any, on the treatment of cryptocurrency for state and local tax purposes may be issued in the future. A state or local government authority’s treatment of cryptocurrency may have negative consequences, including the imposition of a greater tax burden on investors in cryptocurrency or the imposition of a greater cost on the acquisition and disposition of cryptocurrency generally. Moreover, it cannot be ruled out that the tax treatment by tax authorities and courts could be interpreted differently or could be subject to changes in the future. Any such treatment may have a negative effect on prices of cryptocurrency and may adversely affect the value of the Shares.

●	The following is added as the second paragraph of the “Management” section of the Statement of Additional Information:

ARKW may gain exposure to bitcoin and other cryptocurrency related investments by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands. The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to that Subsidiary. The Adviser will not receive any fees for managing the Subsidiary’s assets. Pursuant to an agreement by and between the Adviser and ARK ETF Trust (the “Trust”) on behalf of ARKW, the Adviser will receive a fee for its services as Adviser to ARKW.

The Fund has entered into contracts for the provision of custody and audit services with service providers. The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by ARKW. As a result, the Adviser, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of ARKW and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary.

●	The following is added as the twenty-seventh paragraph of the “Taxes” section of the Statement of Additional Information:

ARKW’s investments in bitcoin, Ether or other cryptocurrency can be limited by the Fund’s intention to qualify as a RIC and can bear on the Fund’s ability to so qualify. Income and gains from cryptocurrency and cryptocurrency-linked derivatives may not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. If the Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.

If ARKW invests in bitcoin or Ether through a pooled investment vehicle there may be certain circumstances in which the Fund may recognize and be required to distribute income without a corresponding receipt of cash (for example in the event of changes to the underlying code of bitcoin, which may result in the creation of new, separate digital assets, commonly called a “fork”, or upon the receipt of mining rewards). Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

ARKW intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. For U.S. federal income tax purposes, the Subsidiary will be treated as a CFC and the Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed to the Fund (deemed inclusions). The Subsidiary’s “subpart F income” may include gains recognized in respect of in kind distributions made by the Subsidiary to the Fund. Treasury Regulations permit the Fund to treat deemed inclusions as satisfying the Income Requirement under Subchapter M of the Internal Revenue Code if there is a current-year distribution out of the earnings and profits of the Subsidiary that are attributable to such deemed inclusion, or if the Fund’s deemed inclusion is derived with respect to the Fund’s business of investing in stocks or securities. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund and such loss may not be carried forward to offset profit, if any, realized by the Subsidiary in future years.

A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities under certain circumstances without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were deemed not to be of the type described in the safe harbor, then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, foreign corporations, such as the Subsidiary, that do not conduct a U.S. trade or business are nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands, where the Subsidiary is a resident for U.S. federal income tax purposes, that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax.

Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	ARK Next Generation Internet ETF (ARKW)